Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedules of Revenue Concentration by Customer	The following table outlines our revenue concentration by customer:

	CB&S Advertising Agency, Inc.	Virgin Media Limited
Year ended December 31, 2013	25%	15%
Year ended December 31, 2012	12%	27%